Debt (Narrative) (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 28, 2016	Jun. 28, 2017	Jun. 29, 2016	Jun. 24, 2015	Jun. 25, 2014
Debt [Line Items]
Repayments of Long-term Debt		$ 3,832,000	$ 3,402,000	$ 189,177,000
Line of credit facility, maximum borrowing capacity	$ 1,000,000,000		750,000,000
Debt instrument, face amount					$ 550,000,000.0
Proceeds from issuance of long-term debt		350,000,000	0	$ 0
Net Payments on revolving credit facility		$ 138,000,000
Line of Credit Facility, Covenant Compliance		We are currently in compliance with all financial covenants.
5.00% notes [Member]
Debt [Line Items]
Senior Notes		$ 350,000,000	$ 0
Stated interest rate	5.00%	5.00%
Debt Issuance Costs, Gross	$ 6,200,000
Five Year Notes [Member]
Debt [Line Items]
Debt instrument, face amount					$ 250,000,000.0
Stated interest rate					2.60%
Ten Year Notes [Member]
Debt [Line Items]
Debt instrument, face amount					$ 300,000,000
Stated interest rate					3.88%
$1B Revolving Credit Facility [Member]
Debt [Line Items]
Repayments of Lines of Credit	50,000,000
Line of Credit Facility, Interest Rate During Period		2.60%
Debt Instrument, Description of Variable Rate Basis		One month LIBOR
Debt available under revolving credit facility		$ 607,800,000
Debt Issuance Costs, Gross	$ 4,000,000
$1B Revolving Credit Facility [Member] | Maximum [Member]
Debt [Line Items]
Basis spread on variable rate		2.00%
$1B Revolving Credit Facility [Member] | Minimum [Member]
Debt [Line Items]
Basis spread on variable rate		1.38%
$890M of the $1B Revolving Credit Facility [Member]
Debt [Line Items]
Line of Credit Facility, Expiration Date		Sep. 12, 2021
$110M of the $1B Revolving Credit Facility [Member]
Debt [Line Items]
Line of Credit Facility, Expiration Date		Mar. 12, 2020
March 2015 Revised Revolving Credit Facility [Member]
Debt [Line Items]
Proceeds from Lines of Credit		$ 256,500,000.0
Repayments of Lines of Credit		$ 110,000,000
London Interbank Offered Rate (LIBOR) [Member] | $1B Revolving Credit Facility [Member]
Debt [Line Items]
Basis spread on variable rate		1.22%